Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 59,165,259	$ 48,184,958	$ 32,524,013
Cost of revenues	(19,741,689)	(17,379,144)	(10,885,731)
Gross profit	39,423,570	30,805,814	21,638,282
Operating expenses:
Selling expenses	(4,550,997)	(3,911,818)	(4,620,113)
General and administrative expenses	(4,407,215)	(6,028,637)	(6,657,251)
Research and development expenses	(52,387,540)	(24,001,138)	(5,363,909)
Total operating expenses	(61,345,752)	(33,941,593)	(16,641,273)
Income/(Loss) from operations	(21,922,182)	(3,135,779)	4,997,009
Other income/(loss):
Investment (losses)/income	75,542	(143,181)	(156,630)
Interest expenses, net	(2,323,341)	(2,440,815)	(1,866,831)
Foreign currency exchange gain/(loss)	2,789	(68,902)	11,252
Other income, net	949,116	444,018	932,557
Total other loss	(1,295,894)	(2,208,880)	(1,079,652)
Income/(Loss) before income tax expense	(23,218,076)	(5,344,659)	3,917,357
Income tax expense	(3,787,692)	(660,655)	(552,355)
Net income/(loss)	(27,005,768)	(6,005,314)	3,365,002
Net loss attributable to non-controlling interests	(543,961)	(106,779)	(312,811)
Net income/(loss) attributable to XIAO-I CORPORATION shareholders	(26,461,807)	(5,898,535)	3,677,813
Other comprehensive (loss)/income
Foreign currency translation change, net of nil income taxes	303,114	403,816	(117,291)
Total other comprehensive (loss)/income	303,114	403,816	(117,291)
Total comprehensive income/(loss)	(26,702,654)	(5,601,498)	3,247,711
Total comprehensive (loss)/income attributable to non-controlling interests	(504,951)	95,280	(370,503)
Total comprehensive income/(loss) attributable to XIAO-I CORPORATION shareholders	$ (26,197,703)	$ (5,696,778)	$ 3,618,214
Earnings/(Loss) per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (1.12)	$ (0.27)	$ 0.17
Diluted (in Dollars per share)	$ (1.12)	$ (0.27)	$ 0.16
Weighted average number of ordinary shares outstanding
Basic (in Shares)	23,646,003	22,115,592	22,115,592
Diluted (in Shares)	23,646,003	22,115,592	22,362,552
Cost of sale of software products
Net revenues	$ 1,566,455	$ 3,547,113	$ 14,878,256
Cost of revenues	(834,570)	(888,220)	(771,293)
Cost of sale of hardware products
Net revenues	75,363	46,295	75,011
Cost of revenues	(51,201)	(25,141)	(29,970)
Cost of technology development service
Net revenues	7,839,700	16,419,889	9,246,992
Cost of revenues	(6,059,330)	(12,194,044)	(4,390,825)
Cost of M&S service
Net revenues	2,676,185	2,429,526	2,772,795
Cost of revenues	(971,417)	(1,255,973)	(1,862,483)
Cost of sale of cloud platform products
Net revenues	47,007,556	25,742,135	5,550,959
Cost of revenues	$ (11,825,171)	$ (3,015,766)	$ (3,831,160)